UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

November 30, 2017

SHI-QTLY-0118
1.824030.112

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.5%
	Principal Amount	Value
Aerospace - 2.0%
DAE Funding LLC:
4% 8/1/20 (a)	$435,000	$436,849
4.5% 8/1/22 (a)	7,075,000	7,039,625
5% 8/1/24 (a)	5,890,000	5,890,000

TOTAL AEROSPACE		13,366,474

Air Transportation - 2.4%
Air Canada 7.75% 4/15/21 (a)	1,820,000	2,079,350
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,710,000	1,754,888
Allegiant Travel Co. 5.5% 7/15/19	5,920,000	6,105,000
American Airlines Group, Inc. 5.5% 10/1/19 (a)	1,880,000	1,936,400
Continental Airlines, Inc. pass-thru trust certificates 9.798% 4/1/21	289,712	317,959
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	524,511	596,631
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	787,885	839,097
United Continental Holdings, Inc. 4.25% 10/1/22	3,000,000	3,007,500

TOTAL AIR TRANSPORTATION		16,636,825

Automotive & Auto Parts - 0.3%
Delphi Jersey Holdings PLC 5% 10/1/25 (a)	870,000	883,598
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	965,000	955,953

TOTAL AUTOMOTIVE & AUTO PARTS		1,839,551

Banks & Thrifts - 0.8%
Ally Financial, Inc. 4.25% 4/15/21	1,520,000	1,575,100
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,630,000	3,855,122

TOTAL BANKS & THRIFTS		5,430,222

Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22	625,000	639,594
4.75% 8/1/25	1,405,000	1,394,463
Sirius XM Radio, Inc.:
3.875% 8/1/22(a)	2,285,000	2,302,595
5% 8/1/27 (a)	2,145,000	2,169,131

TOTAL BROADCASTING		6,505,783

Building Materials - 0.4%
Building Materials Corp. of America 5% 2/15/27 (a)	1,550,000	1,612,000
Eagle Materials, Inc. 4.5% 8/1/26	1,100,000	1,148,125

TOTAL BUILDING MATERIALS		2,760,125

Cable/Satellite TV - 7.0%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	9,515,000	9,681,513
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,505,000	2,503,434
5% 2/1/28 (a)	4,555,000	4,463,900
5.125% 2/15/23	550,000	563,750
5.125% 5/1/23 (a)	2,000,000	2,070,000
5.125% 5/1/27 (a)	3,580,000	3,546,438
5.5% 5/1/26 (a)	3,545,000	3,628,095
5.75% 2/15/26 (a)	1,570,000	1,628,875
5.875% 4/1/24 (a)	2,130,000	2,228,513
5.875% 5/1/27 (a)	2,500,000	2,593,750
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,025,000	2,052,844
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,178,475
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	677,625
5.5% 8/15/26 (a)	2,545,000	2,657,489
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	8,270,000	8,344,844

TOTAL CABLE/SATELLITE TV		47,819,545

Chemicals - 1.8%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	715,000	723,824
3.45% 6/1/23	2,305,000	2,270,771
4.5% 12/1/26 (a)	515,000	537,944
5.15% 3/15/34	110,000	110,825
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	3,210,000	3,250,125
5.25% 6/1/27 (a)	1,355,000	1,368,550
Olin Corp. 5.125% 9/15/27	1,500,000	1,575,000
Valvoline, Inc. 4.375% 8/15/25 (a)	1,510,000	1,517,550
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,025,000	1,096,750

TOTAL CHEMICALS		12,451,339

Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,215,000	1,242,186
4.625% 5/15/23 (a)	3,450,000	3,540,563
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,375,000	2,386,875
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	956,250
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,060,000	1,086,500

TOTAL CONTAINERS		9,212,374

Diversified Financial Services - 8.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.625% 7/1/22	1,410,000	1,501,019
5% 10/1/21	4,690,000	5,015,349
Aircastle Ltd.:
5% 4/1/23	520,000	549,900
5.125% 3/15/21	4,735,000	5,013,181
FLY Leasing Ltd.:
5.25% 10/15/24	620,000	621,550
6.375% 10/15/21	1,665,000	1,737,844
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,302,603
5.875% 2/1/22	21,415,000	21,896,812
6% 8/1/20	2,555,000	2,631,650
6.25% 2/1/22	1,270,000	1,320,800
6.75% 2/1/24	740,000	777,000
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (a)(b)(c)	1,755,000	1,689,188
James Hardie International Finance Ltd.:
4.75% 1/15/25 (a)(d)	500,000	508,750
5% 1/15/28 (a)(d)	505,000	513,838
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,415,079
5.25% 11/15/24 (a)	3,460,000	3,658,950
SLM Corp. 5.5% 1/25/23	2,360,000	2,362,950

TOTAL DIVERSIFIED FINANCIAL SERVICES		55,516,463

Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	650,000	648,375
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	485,000	499,235

TOTAL DIVERSIFIED MEDIA		1,147,610

Energy - 15.6%
Antero Resources Corp.:
5% 3/1/25	3,705,000	3,769,838
5.125% 12/1/22	4,870,000	4,991,750
5.625% 6/1/23 (Reg. S)	4,530,000	4,722,525
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	820,000	845,625
5.875% 3/31/25	1,970,000	2,134,988
7% 6/30/24	1,070,000	1,214,450
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (a)(b)(c)	4,435,000	4,416,339
Continental Resources, Inc.:
3.8% 6/1/24	1,535,000	1,511,975
4.5% 4/15/23	6,910,000	7,048,200
4.9% 6/1/44	2,325,000	2,208,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	3,995,000	4,114,850
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,304,440
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,135,000	1,183,238
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	295,000	298,688
5.75% 1/30/28 (a)	295,000	298,319
Energy Transfer Equity LP 4.25% 3/15/23	1,520,000	1,531,400
Ensco PLC:
4.5% 10/1/24	690,000	559,763
5.2% 3/15/25	5,600,000	4,592,000
8% 1/31/24	880,000	862,400
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	885,000	908,231
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	6,632,000	6,648,580
5.75% 10/1/25 (a)	2,990,000	3,080,597
Jonah Energy LLC 7.25% 10/15/25 (a)	1,080,000	1,090,800
Nabors Industries, Inc. 5.5% 1/15/23	3,874,000	3,748,095
Newfield Exploration Co. 5.375% 1/1/26	3,475,000	3,700,875
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	530,000	535,300
4.5% 9/15/27 (a)	365,000	365,000
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	990,000	960,300
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	190,000	194,750
4.875% 8/15/27 (a)	190,000	197,252
Noble Holding International Ltd.:
4.625% 3/1/21	881,000	808,318
7.75% 1/15/24	3,005,000	2,599,325
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	270,000	283,500
PDC Energy, Inc. 5.75% 5/15/26 (a)	1,370,000	1,417,950
Precision Drilling Corp.:
5.25% 11/15/24	480,000	450,000
6.5% 12/15/21	311,000	316,443
7.125% 1/15/26 (a)	600,000	604,506
7.75% 12/15/23	1,195,000	1,233,838
Range Resources Corp.:
4.875% 5/15/25	1,135,000	1,106,625
5% 8/15/22	1,500,000	1,494,375
5% 3/15/23	2,575,000	2,549,250
Sabine Pass Liquefaction LLC 5.75% 5/15/24	2,950,000	3,272,420
Southwestern Energy Co. 4.1% 3/15/22	1,700,000	1,670,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,118,325
5% 1/15/28 (a)	2,030,000	2,014,775
5.125% 2/1/25	460,000	470,350
5.25% 5/1/23	275,000	281,875
5.375% 2/1/27	460,000	471,500
6.75% 3/15/24	1,640,000	1,763,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)(d)	355,000	355,888
5% 1/31/28 (a)(d)	360,000	361,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	485,000	507,892
5.875% 10/1/20	620,000	629,920
6.125% 10/15/21	350,000	360,721
The Williams Companies, Inc.:
3.7% 1/15/23	6,055,000	6,055,000
4.55% 6/24/24	2,750,000	2,849,688
Whiting Petroleum Corp. 5.75% 3/15/21	520,000	522,600

TOTAL ENERGY		106,609,002

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	495,000	519,750
5.875% 3/15/25	220,000	232,100

TOTAL ENTERTAINMENT/FILM		751,850

Food & Drug Retail - 0.0%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	325,000	323,375
Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,270,000	1,174,750
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,669,688
ESAL GmbH 6.25% 2/5/23 (a)	300,000	288,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	2,067,500
4.875% 11/1/26 (a)	1,325,000	1,394,563
Minerva Luxembourg SA 6.5% 9/20/26 (a)	2,135,000	2,212,863
Vector Group Ltd. 6.125% 2/1/25 (a)	5,995,000	6,249,788

TOTAL FOOD/BEVERAGE/TOBACCO		15,057,902

Gaming - 4.5%
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,690,000	7,746,017
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	12,845,000	12,941,338
4.5% 1/15/28 (a)	1,475,000	1,465,781
Scientific Games Corp.:
5% 10/15/25 (a)	230,000	232,588
7% 1/1/22 (a)	2,705,000	2,853,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,879,720
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	580,000	588,700
5.5% 10/1/27 (a)	1,735,000	1,756,688

TOTAL GAMING		30,464,607

Healthcare - 7.7%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	255,000	249,900
Community Health Systems, Inc.:
5.125% 8/1/21	3,035,000	2,845,313
6.25% 3/31/23	7,865,000	7,353,775
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,695,000	1,733,138
HCA Holdings, Inc.:
4.5% 2/15/27	4,950,000	5,019,300
5% 3/15/24	1,030,000	1,081,500
5.25% 6/15/26	7,245,000	7,693,284
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	912,188
5.25% 8/1/26	1,755,000	1,849,331
6.375% 3/1/24	960,000	1,036,800
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,192,538
5.5% 2/1/21	5,385,000	5,553,281
Teleflex, Inc.:
4.625% 11/15/27	285,000	291,769
4.875% 6/1/26	5,545,000	5,744,010
Tenet Healthcare Corp.:
4.375% 10/1/21	1,485,000	1,485,000
4.625% 7/15/24 (a)	980,000	965,300
THC Escrow Corp. III 5.125% 5/1/25 (a)	580,000	558,250
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	1,095,000	1,108,797
6.5% 3/15/22 (a)	2,190,000	2,299,500
7% 3/15/24 (a)	1,925,000	2,062,156
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,280,000	1,355,200

TOTAL HEALTHCARE		52,390,330

Homebuilders/Real Estate - 2.7%
CalAtlantic Group, Inc.:
5% 6/15/27	1,470,000	1,521,450
5.25% 6/1/26	260,000	273,000
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,385,000	1,423,088
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,215,463
4.75% 11/29/27 (a)	915,000	935,588
4.875% 12/15/23	900,000	945,000
M.D.C. Holdings, Inc. 6% 1/15/43	505,000	498,688
M/I Homes, Inc. 5.625% 8/1/25	395,000	400,925
Mattamy Group Corp.:
6.5% 10/1/25 (a)	690,000	722,775
6.875% 12/15/23 (a)	1,105,000	1,160,305
PulteGroup, Inc. 5% 1/15/27	1,000,000	1,052,300
Starwood Property Trust, Inc.:
4.75% 3/15/25 (a)	660,000	658,350
5% 12/15/21	1,530,000	1,593,113
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,711,214
5.875% 4/15/23 (a)	785,000	832,587
Toll Brothers Finance Corp. 4.875% 3/15/27	1,291,000	1,336,185
VEREIT Operating Partnership LP:
4.125% 6/1/21	710,000	738,143
4.875% 6/1/26	710,000	757,531

TOTAL HOMEBUILDERS/REAL ESTATE		18,775,705

Hotels - 1.0%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,785,000	4,856,775
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,000,000	1,033,750
4.875% 4/1/27	590,000	621,919

TOTAL HOTELS		6,512,444

Leisure - 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	515,000	561,350
Silversea Cruises 7.25% 2/1/25 (a)	540,000	581,850

TOTAL LEISURE		1,143,200

Metals/Mining - 2.1%
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	210,000	213,410
5.125% 5/15/24 (a)	1,460,000	1,496,500
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,410,625
3.875% 3/15/23	1,395,000	1,379,097
4.55% 11/14/24	2,320,000	2,314,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	2,705,000	2,850,394

TOTAL METALS/MINING		14,664,226

Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	4,575,000	4,581,863
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	590,000	603,806
5% 6/1/24 (a)	1,845,000	1,932,638

TOTAL RESTAURANTS		7,118,307

Services - 2.4%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,502,544
5.125% 1/15/24	4,015,000	4,235,825
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	585,000	589,388
4.375% 8/15/27 (a)	615,000	626,913
CDK Global, Inc. 4.875% 6/1/27 (a)	715,000	736,450
Corrections Corp. of America:
4.625% 5/1/23	4,595,000	4,686,900
5% 10/15/22	130,000	135,850
H&E Equipment Services, Inc. 5.625% 9/1/25 (a)	895,000	937,513
IHS Markit Ltd.:
4% 3/1/26 (a)	305,000	307,288
4.75% 2/15/25 (a)	725,000	767,993
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,115,000	1,057,622

TOTAL SERVICES		16,584,286

Steel - 2.3%
Commercial Metals Co. 5.375% 7/15/27	2,440,000	2,494,900
Steel Dynamics, Inc.:
4.125% 9/15/25 (a)	1,660,000	1,664,150
5% 12/15/26	960,000	1,014,605
5.125% 10/1/21	8,800,000	9,031,000
5.25% 4/15/23	1,300,000	1,339,390

TOTAL STEEL		15,544,045

Technology - 7.1%
EMC Corp. 2.65% 6/1/20	2,400,000	2,373,162
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	559,075
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	515,000	535,600
Micron Technology, Inc.:
5.25% 1/15/24 (a)	1,370,000	1,428,225
5.625% 1/15/26 (a)	3,060,000	3,228,300
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,692,000	2,729,688
5.625% 12/15/26 (a)	1,960,000	2,053,100
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,490,000	2,536,688
4.125% 6/1/21 (a)	4,975,000	5,114,897
4.625% 6/15/22 (a)	2,885,000	3,036,463
4.625% 6/1/23 (a)	2,290,000	2,419,179
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,622,100
Qorvo, Inc.:
6.75% 12/1/23	6,450,000	6,969,225
7% 12/1/25	3,345,000	3,796,575
Sensata Technologies BV:
4.875% 10/15/23 (a)	1,440,000	1,503,720
5% 10/1/25 (a)	2,020,000	2,156,350
Symantec Corp. 5% 4/15/25 (a)	720,000	755,640
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)(d)	1,600,000	1,596,000
VeriSign, Inc. 4.75% 7/15/27	725,000	747,656

TOTAL TECHNOLOGY		48,161,643

Telecommunications - 5.5%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	918,925
6.625% 2/15/23 (a)	3,480,000	3,567,000
7.5% 5/15/26 (a)	2,940,000	3,072,300
Equinix, Inc. 5.375% 5/15/27	650,000	703,235
Inmarsat Finance PLC 4.875% 5/15/22 (a)	810,000	823,163
Level 3 Financing, Inc. 5.25% 3/15/26	1,519,000	1,489,569
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,980,000	2,034,450
5.125% 4/15/25	1,525,000	1,593,625
6% 3/1/23	5,535,000	5,807,184
6% 4/15/24	1,450,000	1,544,250
6.5% 1/15/24	1,700,000	1,804,125
6.625% 4/1/23	6,980,000	7,302,825
Telecom Italia Capital SA:
6% 9/30/34	1,091,000	1,217,829
6.375% 11/15/33	1,095,000	1,264,725
Telecom Italia SpA 5.303% 5/30/24 (a)	2,750,000	2,933,013
Wind Tre SpA 5% 1/20/26 (a)	1,340,000	1,283,586

TOTAL TELECOMMUNICATIONS		37,359,804

Utilities - 4.8%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,385,628
DPL, Inc. 6.75% 10/1/19	5,000,000	5,237,500
NRG Energy, Inc.:
5.75% 1/15/28 (a)	775,000	788,563
6.625% 1/15/27	665,000	716,538
NRG Yield Operating LLC 5% 9/15/26	2,040,000	2,075,700
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,293,506	7,986,389
The AES Corp.:
4.875% 5/15/23	9,680,000	9,882,506
5.125% 9/1/27	625,000	645,313
6% 5/15/26	2,155,000	2,338,175

TOTAL UTILITIES		33,056,312

TOTAL NONCONVERTIBLE BONDS
(Cost $561,157,085)		577,203,349

Bank Loan Obligations - 5.9%
Aerospace - 1.1%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 6/9/23 (b)(c)	6,175,889	6,176,507
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.346% 8/22/24 (c)	1,476,300	1,482,855

TOTAL AEROSPACE		7,659,362

Air Transportation - 0.5%
American Airlines, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.2503% 12/14/23 (c)	1,650,000	1,647,740
United Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3801% 4/1/24 (b)(c)	1,621,850	1,624,899

TOTAL AIR TRANSPORTATION		3,272,639

Broadcasting - 0.3%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (c)(e)	385,000	387,406
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2439% 10/4/23 (b)(c)	1,923,236	1,930,448

TOTAL BROADCASTING		2,317,854

Cable/Satellite TV - 0.7%
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5003% 9/30/25 (b)(c)	1,535,000	1,534,355
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.3129% 1/19/21 (b)(c)	721,375	722,147
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7503% 4/15/25 (b)(c)	2,565,000	2,549,610

TOTAL CABLE/SATELLITE TV		4,806,112

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	93,721	94,463
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	216,279	217,992

TOTAL CHEMICALS		312,455

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5003% 12/15/22 (b)(c)	1,196,947	1,199,939
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	1,143,726	1,110,844
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2827% 6/16/23 (b)(c)	1,298,475	1,307,564

TOTAL FOOD & DRUG RETAIL		2,418,408

Food/Beverage/Tobacco - 0.0%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 5/24/24 (b)(c)	319,200	320,247
Gaming - 0.3%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 4/18/24 (b)(c)	1,206,975	1,211,960
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.657% 8/14/24 (b)(c)	510,000	514,391

TOTAL GAMING		1,726,351

Healthcare - 0.1%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.75% 4/1/22 (b)(c)	1,008,758	1,022,124
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5931% 2/17/24 (b)(c)	1,841,979	1,840,837
Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (b)(c)	1,971,835	1,796,342
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.34% 3/11/22 (b)(c)	1,616,781	1,392,048

TOTAL SUPER RETAIL		3,188,390

Technology - 0.5%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 2/15/24 (b)(c)(d)	2,462,585	2,469,086
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3847% 11/3/23 (b)(c)	885,490	884,064

TOTAL TECHNOLOGY		3,353,150

Telecommunications - 0.3%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	1,575,000	1,573,031
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.875% 2/3/24 (b)(c)	542,275	542,139

TOTAL TELECOMMUNICATIONS		2,115,170

Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.6% 5/3/20 (b)(c)	2,696,251	2,693,717
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/16/24 (b)(c)(d)	495,000	498,713
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.454% 5/24/22 (b)(c)	1,557,175	1,562,049

TOTAL UTILITIES		4,754,479

TOTAL BANK LOAN OBLIGATIONS
(Cost $40,530,808)		40,307,517

Preferred Securities - 8.6%
Banks & Thrifts - 8.3%
Bank of America Corp.:
6.1% (b)(f)	2,440,000	2,736,187
6.25% (b)(f)	12,760,000	14,323,365
6.5% (b)(f)	2,245,000	2,569,547
Barclays Bank PLC 7.625% 11/21/22	3,435,000	3,919,013
Barclays PLC:
6.625% (b)(f)	1,255,000	1,308,669
8.25% (b)(f)	230,000	246,448
Citigroup, Inc.:
5.875% (b)(f)	3,735,000	3,951,813
5.95% (b)(f)	8,275,000	8,938,074
5.95% (b)(f)	1,115,000	1,188,971
6.125% (b)(f)	2,860,000	3,057,218
Credit Agricole SA:
6.625% (a)(b)(f)	7,195,000	7,578,280
7.875% (a)(b)(f)	1,480,000	1,700,458
Goldman Sachs Group, Inc. 5% (b)(f)	2,245,000	2,237,467
JPMorgan Chase & Co.:
5.3% (b)(f)	560,000	582,760
6.1% (b)(f)	1,135,000	1,265,068
Royal Bank of Scotland Group PLC 7.5% (b)(f)	1,110,000	1,190,502

TOTAL BANKS & THRIFTS		56,793,840

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(f)	1,710,000	1,731,033
TOTAL PREFERRED SECURITIES
(Cost $54,289,499)		58,524,873
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.13% (g)
(Cost $3,632,314)	3,631,588	3,632,314
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $659,609,706)		679,668,053
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,245,635
NET ASSETS - 100%		$682,913,688

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $254,562,289 or 37.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,331
Total	$70,331

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$577,203,349	$--	$577,203,349	$--
Bank Loan Obligations	40,307,517	--	40,307,517	--
Preferred Securities	58,524,873	--	58,524,873	--
Money Market Funds	3,632,314	3,632,314	--	--
Total Investments in Securities:	$679,668,053	$3,632,314	$676,035,739	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 2

November 30, 2017

HICII-QTLY-0118
1.861968.109

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.0%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.3%
DISH Network Corp. 3.375% 8/15/26	$1,920,000	$2,139,600
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	1,158,000	1,119,641
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	1,500,000	1,248,750

TOTAL CONVERTIBLE BONDS		4,507,991

Nonconvertible Bonds - 79.5%
Aerospace - 0.4%
Bombardier, Inc. 7.5% 12/1/24 (b)	890,000	897,476
DAE Funding LLC:
4% 8/1/20 (b)	535,000	537,274
4.5% 8/1/22 (b)	670,000	666,650
5% 8/1/24 (b)	920,000	920,000
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	790,000	850,238
		3,871,638
Air Transportation - 0.1%
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	157,713
XPO Logistics, Inc. 6.125% 9/1/23 (b)	725,000	765,781
		923,494
Automotive & Auto Parts - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (b)	1,160,000	1,208,198
Delphi Jersey Holdings PLC 5% 10/1/25 (b)	1,000,000	1,015,630
Lithia Motors, Inc. 5.25% 8/1/25 (b)	590,000	619,500
Tesla, Inc. 5.3% 8/15/25 (b)	1,610,000	1,537,067
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,025,000	1,061,183
		5,441,578
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,212,413
5.75% 11/20/25	5,530,000	6,062,207
Royal Bank of Scotland Group PLC 5.125% 5/28/24	1,995,000	2,118,724
		9,393,344
Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 8/1/25	1,075,000	1,066,938
5% 4/1/24	170,000	172,125
CBS Radio, Inc. 7.25% 11/1/24 (b)	615,000	647,288
iHeartCommunications, Inc.:
9% 9/15/22	780,000	563,550
10.625% 3/15/23	1,205,000	858,563
11.25% 3/1/21 (b)	915,000	635,925
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)	320,000	312,000
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	825,000	831,353
5% 8/1/27 (b)	1,365,000	1,380,356
5.375% 7/15/26 (b)	1,230,000	1,286,888
		7,754,986
Building Materials - 0.8%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	1,175,000	1,224,938
Building Materials Corp. of America:
5.5% 2/15/23 (b)	1,185,000	1,244,250
6% 10/15/25 (b)	1,165,000	1,255,521
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	790,000	879,863
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	872,550
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	400,000	408,000
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	455,813
USG Corp. 5.5% 3/1/25 (b)	495,000	529,650
		6,870,585
Cable/Satellite TV - 5.4%
Altice SA:
7.625% 2/15/25 (b)	3,420,000	3,120,750
7.75% 5/15/22 (b)	10,985,000	10,463,213
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	1,620,000	1,648,350
5.5% 5/15/26 (b)	3,150,000	3,189,375
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)	1,070,000	1,069,331
5% 2/1/28 (b)	1,610,000	1,577,800
5.125% 2/15/23	670,000	686,750
5.125% 5/1/23 (b)	1,665,000	1,723,275
5.125% 5/1/27 (b)	3,315,000	3,283,922
5.5% 5/1/26 (b)	1,695,000	1,734,731
5.75% 9/1/23	1,160,000	1,196,250
5.875% 4/1/24 (b)	2,245,000	2,348,831
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	1,654,000	1,660,203
5.125% 12/15/21 (b)	760,000	760,471
CSC Holdings, Inc. 5.5% 4/15/27 (b)	2,075,000	2,103,531
DISH DBS Corp.:
5% 3/15/23	865,000	844,456
5.875% 7/15/22	550,000	565,813
6.75% 6/1/21	1,122,000	1,194,930
7.75% 7/1/26	385,000	415,319
Unitymedia KabelBW GmbH 6.125% 1/15/25 (b)	1,680,000	1,775,004
Virgin Media Finance PLC 4.875% 2/15/22	845,000	819,650
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	930,000	971,106
VTR Finance BV 6.875% 1/15/24 (b)	940,000	994,050
Ziggo Bond Finance BV 6% 1/15/27 (b)	775,000	762,988
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	3,035,000	3,062,467
		47,972,566
Capital Goods - 1.1%
Belden, Inc. 5.25% 7/15/24 (b)	1,595,000	1,654,813
General Cable Corp. 5.75% 10/1/22 (c)	5,669,000	5,796,553
RBS Global, Inc./Rexnord Corp. 4.875% 12/15/25 (b)	1,095,000	1,103,213
SPX Flow, Inc.:
5.625% 8/15/24 (b)	385,000	405,213
5.875% 8/15/26 (b)	385,000	408,100
		9,367,892
Chemicals - 4.4%
A. Schulman, Inc. 6.875% 6/1/23	2,425,000	2,540,188
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,399,719
10% 10/15/25	1,455,000	1,767,825
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,024,556
5.15% 3/15/34	4,030,000	4,060,225
5.375% 3/15/44	2,735,000	2,666,625
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,250,000	2,351,250
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,528,688
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)	2,875,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	1,285,000	1,301,063
5.25% 6/1/27 (b)	1,120,000	1,131,200
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)	930,000	936,975
6.5% 2/1/22 (b)	1,725,000	1,783,219
The Chemours Co. LLC:
5.375% 5/15/27	390,000	406,575
6.625% 5/15/23	1,985,000	2,099,138
7% 5/15/25	2,075,000	2,269,531
TPC Group, Inc. 8.75% 12/15/20 (b)	4,625,000	4,590,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)	1,075,000	1,121,902
Tronox Finance PLC 5.75% 10/1/25 (b)	415,000	431,600
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	335,000	355,100
Valvoline, Inc. 4.375% 8/15/25 (b)	355,000	356,775
Versum Materials, Inc. 5.5% 9/30/24 (b)	480,000	513,600
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	345,000	365,269
5.625% 10/1/24 (b)	1,095,000	1,182,600
		39,183,936
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	45,000	46,688
First Quality Finance Co., Inc. 5% 7/1/25 (b)	750,000	768,750
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,182,431
		1,997,869
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	3,885,000	3,986,981
6% 6/30/21 (b)	1,145,000	1,176,488
6% 2/15/25 (b)	1,043,000	1,108,292
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	381,133
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	155,000	155,775
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	925,000	970,094
5.375% 1/15/25 (b)	1,870,000	1,986,875
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	265,000	269,638
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	1,605,000	1,665,188
		11,700,464
Diversified Financial Services - 3.7%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	770,000	789,727
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,066,689
Aircastle Ltd.:
5% 4/1/23	755,000	798,413
5.125% 3/15/21	1,210,000	1,281,088
AssuredPartners, Inc. 7% 8/15/25 (b)	375,000	377,813
CIT Group, Inc.:
5% 8/15/22	472,000	504,450
5.375% 5/15/20	104,000	110,240
FLY Leasing Ltd.:
5.25% 10/15/24	265,000	265,663
6.375% 10/15/21	4,525,000	4,722,969
6.75% 12/15/20	590,000	610,768
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	655,000	704,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,960,000	1,967,350
6% 8/1/20	650,000	669,500
6.25% 2/1/22	445,000	462,800
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (b)(c)(f)	1,170,000	1,123,200
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (b)(c)(f)	1,750,000	1,684,375
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	359,000	310,535
International Lease Finance Corp. 5.875% 8/15/22	570,000	635,972
MSCI, Inc.:
4.75% 8/1/26 (b)	495,000	523,364
5.75% 8/15/25 (b)	520,000	560,300
Navient Corp.:
5% 10/26/20	345,000	351,469
6.625% 7/26/21	675,000	713,813
6.75% 6/25/25	2,140,000	2,204,200
7.25% 9/25/23	210,000	226,275
SLM Corp.:
4.875% 6/17/19	1,665,000	1,702,463
6.125% 3/25/24	1,125,000	1,139,063
7.25% 1/25/22	605,000	651,888
8% 3/25/20	2,370,000	2,583,300
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,104,938
8.25% 12/15/20	1,195,000	1,321,969
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	795,000	838,725
		33,007,444
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	2,220,000	2,233,875
7.625% 3/15/20	4,909,000	4,786,275
7.625% 3/15/20	750,000	742,500
E.W. Scripps Co. 5.125% 5/15/25 (b)	240,000	239,400
MDC Partners, Inc. 6.5% 5/1/24 (b)	3,495,000	3,512,475
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	550,000	572,000
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	4,185,000	4,307,830
		16,394,355
Energy - 12.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	865,000	876,894
Antero Resources Corp.:
5.125% 12/1/22	890,000	912,250
5.625% 6/1/23 (Reg. S)	815,000	849,638
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,014,750
Baytex Energy Corp.:
5.125% 6/1/21 (b)	275,000	262,625
5.625% 6/1/24 (b)	830,000	780,200
Calfrac Holdings LP 7.5% 12/1/20 (b)	1,395,000	1,374,075
California Resources Corp. 8% 12/15/22 (b)	6,275,000	4,643,500
Callon Petroleum Co. 6.125% 10/1/24	335,000	345,050
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 (b)	980,000	1,010,625
Chesapeake Energy Corp.:
4.875% 4/15/22	380,000	353,400
5.375% 6/15/21	2,161,000	2,085,365
5.75% 3/15/23	745,000	685,400
6.125% 2/15/21	575,000	579,313
8% 1/15/25 (b)	985,000	980,075
8% 6/15/27 (b)	1,150,000	1,101,470
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	4,325,000	4,325,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (b)(c)(f)	820,000	816,550
6.875% 6/15/25 (b)	980,000	1,041,250
Continental Resources, Inc.:
4.5% 4/15/23	770,000	785,400
5% 9/15/22	3,520,000	3,586,000
Covey Park Energy LLC 7.5% 5/15/25 (b)	720,000	752,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	315,000	326,025
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,710,788
Denbury Resources, Inc.:
4.625% 7/15/23	3,020,000	1,827,100
5.5% 5/1/22	2,150,000	1,397,500
9% 5/15/21 (b)	1,070,000	1,029,875
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	535,000	557,738
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	385,000	389,813
5.75% 1/30/28 (b)	390,000	394,388
Ensco PLC:
4.5% 10/1/24	780,000	632,775
5.2% 3/15/25	420,000	344,400
5.75% 10/1/44	1,156,000	762,960
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	1,550,000	1,550,000
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	885,000	942,525
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	432,825
FTS International, Inc. 6.25% 5/1/22	1,790,000	1,731,825
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	1,070,000	1,098,088
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	2,275,000	2,280,688
5.75% 10/1/25 (b)	810,000	834,543
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	575,000	599,438
Jonah Energy LLC 7.25% 10/15/25 (b)	1,565,000	1,580,650
NextEra Energy Partners LP 4.25% 9/15/24 (b)	610,000	616,100
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	435,000	439,350
6.125% 3/1/25	1,505,000	1,459,850
7.5% 11/1/23	2,400,000	2,466,000
NGPL PipeCo LLC 4.375% 8/15/22 (b)	230,000	235,750
Noble Holding International Ltd.:
4.625% 3/1/21	455,000	417,463
5.25% 3/15/42	620,000	368,900
6.05% 3/1/41	755,000	483,200
7.7% 4/1/25 (c)	1,040,000	876,200
7.75% 1/15/24	4,165,000	3,602,725
NuStar Logistics LP 5.625% 4/28/27	460,000	464,600
Pacific Drilling SA 5.375% 6/1/20 (b)	445,000	160,200
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	575,000	577,875
5.625% 10/15/27 (b)	445,000	454,732
6.25% 6/1/24 (b)	165,000	174,488
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,810,000	1,900,500
7.25% 6/15/25 (b)	2,525,000	2,657,563
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23 (b)	535,000	553,725
6.875% 5/15/23	155,000	160,425
PDC Energy, Inc. 6.125% 9/15/24	290,000	302,869
Precision Drilling Corp. 7.125% 1/15/26 (b)	730,000	735,482
Range Resources Corp. 5% 3/15/23	1,415,000	1,400,850
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	764,225
5.625% 11/15/23	845,000	821,763
SemGroup Corp.:
6.375% 3/15/25 (b)	1,175,000	1,166,188
7.25% 3/15/26 (b)	850,000	869,125
SM Energy Co.:
5% 1/15/24	1,345,000	1,287,838
5.625% 6/1/25	2,620,000	2,521,750
6.125% 11/15/22	1,980,000	2,004,750
6.5% 11/15/21	650,000	654,875
6.5% 1/1/23	1,650,000	1,666,500
6.75% 9/15/26	520,000	525,850
Southwestern Energy Co.:
4.1% 3/15/22	4,770,000	4,686,525
7.5% 4/1/26	1,365,000	1,460,550
7.75% 10/1/27	620,000	663,400
Summit Midstream Holdings LLC 5.75% 4/15/25	665,000	666,663
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23	1,735,000	1,832,594
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,299,975
5.125% 2/1/25	470,000	480,575
5.25% 5/1/23	330,000	338,250
5.375% 2/1/27	470,000	481,750
6.75% 3/15/24	235,000	252,625
Teine Energy Ltd. 6.875% 9/30/22 (b)	600,000	618,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)(g)	465,000	466,163
5% 1/31/28 (b)(g)	465,000	466,744
Tervita Escrow Corp. 7.625% 12/1/21 (b)	3,260,000	3,300,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	882,000	896,112
6.125% 10/15/21	890,000	917,261
Transocean, Inc. 9% 7/15/23 (b)	770,000	831,600
Weatherford International Ltd.:
6.5% 8/1/36	540,000	432,000
7% 3/15/38	685,000	570,263
Weatherford International, Inc. 6.8% 6/15/37	780,000	627,900
Whiting Petroleum Corp.:
5.75% 3/15/21	855,000	859,275
6.25% 4/1/23	235,000	235,000
WPX Energy, Inc.:
6% 1/15/22	665,000	684,950
8.25% 8/1/23	730,000	823,988
		107,269,798
Entertainment/Film - 1.5%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	4,320,000	4,228,200
6.125% 5/15/27	3,510,000	3,483,675
AMC Entertainment, Inc. 5.75% 6/15/25	2,030,000	1,979,250
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	420,000
5.875% 3/15/25	2,285,000	2,410,675
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	1,208,870	1,184,693
		13,706,493
Environmental - 1.1%
Covanta Holding Corp.:
5.875% 3/1/24	1,787,000	1,804,870
5.875% 7/1/25	2,865,000	2,865,000
6.375% 10/1/22	1,081,000	1,108,025
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	2,780,000	2,891,200
Wrangler Buyer Corp. 6% 10/1/25 (b)	1,285,000	1,304,275
		9,973,370
Food & Drug Retail - 1.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,405,000	2,139,729
6.625% 6/15/24	1,255,000	1,185,975
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	8,673,359	2,688,741
9.25% 2/15/19 (b)	7,234,000	6,926,555
Performance Food Group, Inc. 5.5% 6/1/24 (b)	500,000	520,000
Rite Aid Corp. 7.7% 2/15/27	229,000	200,375
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	6,255,000	3,565,350
		17,226,725
Food/Beverage/Tobacco - 3.6%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	5,955,000	5,508,375
Cott Beverages, Inc. 5.375% 7/1/22	70,000	72,800
Cott Holdings, Inc. 5.5% 4/1/25 (b)	1,555,000	1,602,428
ESAL GmbH 6.25% 2/5/23 (b)	4,905,000	4,721,063
JBS Investments GmbH:
7.25% 4/3/24 (b)	3,325,000	3,308,375
7.75% 10/28/20 (b)	1,790,000	1,834,750
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	785,000	766,356
7.25% 6/1/21 (b)	605,000	618,237
7.25% 6/1/21 (b)	1,670,000	1,706,540
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	590,000	609,913
4.875% 11/1/26 (b)	200,000	210,500
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,490,000	2,580,810
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	445,200
Post Holdings, Inc.:
5% 8/15/26 (b)	1,300,000	1,288,625
5.5% 3/1/25 (b)	1,115,000	1,158,206
5.625% 1/15/28 (b)	1,070,000	1,078,025
5.75% 3/1/27 (b)	1,725,000	1,760,018
U.S. Foods, Inc. 5.875% 6/15/24 (b)	770,000	808,500
Vector Group Ltd. 6.125% 2/1/25 (b)	1,750,000	1,824,375
		31,903,096
Gaming - 1.6%
Boyd Gaming Corp. 6.375% 4/1/26	395,000	430,550
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)	5,590,000	5,596,988
Eldorado Resorts, Inc. 6% 4/1/25	240,000	252,672
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	190,000	205,080
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	225,000	241,875
MCE Finance Ltd. 4.875% 6/6/25 (b)	365,000	367,659
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	1,100,000	1,108,250
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	765,798
8.625% 2/1/19	894,000	950,948
Scientific Games Corp.:
5% 10/15/25 (b)	265,000	267,981
7% 1/1/22 (b)	1,885,000	1,988,675
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	445,000	451,675
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	1,225,000	1,163,750
Wynn Macau Ltd. 4.875% 10/1/24 (b)	525,000	532,875
		14,324,776
Healthcare - 10.3%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	698,475
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	510,000	499,800
AmSurg Corp. 5.625% 7/15/22	985,000	1,004,700
Catalent Pharma Solutions 4.875% 1/15/26 (b)	300,000	303,750
Community Health Systems, Inc.:
5.125% 8/1/21	6,745,000	6,323,438
6.25% 3/31/23	2,655,000	2,482,425
6.875% 2/1/22	17,381,000	10,471,989
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,415,000	1,446,838
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,750,000	1,750,525
5.125% 7/15/24	1,820,000	1,851,850
HCA Holdings, Inc.:
4.5% 2/15/27	775,000	785,850
5.25% 6/15/26	1,105,000	1,173,372
5.875% 3/15/22	620,000	671,925
5.875% 5/1/23	1,150,000	1,219,000
6.25% 2/15/21	1,045,000	1,119,456
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,023,750
5.75% 9/15/25	695,000	721,063
Hologic, Inc. 4.375% 10/15/25 (b)	435,000	444,788
IMS Health, Inc. 5% 10/15/26 (b)	680,000	712,300
Kindred Healthcare, Inc.:
8% 1/15/20	4,170,000	4,201,275
8.75% 1/15/23	4,070,000	4,070,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	450,000	394,875
5.75% 8/1/22 (b)	730,000	673,425
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,010,000	1,052,925
5.25% 8/1/26	490,000	516,338
5.5% 5/1/24	575,000	608,063
6.375% 3/1/24	735,000	793,800
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	9,970,000	9,870,300
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)	1,070,000	1,113,228
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,107,825
5.5% 2/1/21	2,645,000	2,727,656
SP Finco LLC 6.75% 7/1/25 (b)	665,000	605,150
Teleflex, Inc.:
4.625% 11/15/27	370,000	378,788
4.875% 6/1/26	1,145,000	1,186,094
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,120,000
4.5% 4/1/21	220,000	221,375
6% 10/1/20	395,000	414,750
THC Escrow Corp. III 5.125% 5/1/25 (b)	2,150,000	2,069,375
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	2,305,000	2,281,950
5.5% 3/1/23 (b)	830,000	710,688
5.5% 11/1/25 (b)	1,315,000	1,331,569
5.625% 12/1/21 (b)	590,000	548,700
5.875% 5/15/23 (b)	6,380,000	5,581,224
6.125% 4/15/25 (b)	3,275,000	2,808,313
6.75% 8/15/21 (b)	800,000	782,000
7.25% 7/15/22 (b)	2,585,000	2,520,375
7.5% 7/15/21 (b)	1,785,000	1,762,688
VPI Escrow Corp. 6.375% 10/15/20 (b)	888,000	886,890
		91,044,933
Homebuilders/Real Estate - 2.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (b)	535,000	535,000
AV Homes, Inc. 6.625% 5/15/22	785,000	821,338
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (b)	1,625,000	1,629,063
6.75% 3/15/25	1,040,000	1,094,288
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	270,000	281,894
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)	470,000	499,963
CalAtlantic Group, Inc.:
5% 6/15/27	1,075,000	1,112,625
5.25% 6/1/26	385,000	404,250
5.875% 11/15/24	520,000	577,850
Howard Hughes Corp. 5.375% 3/15/25 (b)	1,005,000	1,032,638
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	800,188
M/I Homes, Inc. 5.625% 8/1/25	480,000	487,200
Mattamy Group Corp.:
6.5% 10/1/25 (b)	800,000	838,000
6.875% 12/15/23 (b)	345,000	362,267
Meritage Homes Corp. 5.125% 6/6/27	1,070,000	1,082,359
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	615,000	639,600
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	590,000	613,600
Starwood Property Trust, Inc.:
4.75% 3/15/25 (b)	860,000	857,850
5% 12/15/21	865,000	900,681
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	2,265,000	2,355,600
TRI Pointe Homes, Inc.:
5.25% 6/1/27	1,290,000	1,317,284
5.875% 6/15/24	300,000	323,160
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	347,588
5.875% 1/31/25	580,000	593,050
7% 8/15/22	1,030,000	1,063,475
		20,570,811
Hotels - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	2,600,000	2,645,500
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,568,175
		4,213,675
Insurance - 0.2%
Acrisure LLC 7% 11/15/25 (b)	1,870,000	1,844,288
Leisure - 0.4%
Carlson Travel, Inc. 9.5% 12/15/24 (b)	400,000	364,000
Silversea Cruises 7.25% 2/1/25 (b)	385,000	414,838
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	520,000	529,100
5.5% 4/15/27 (b)	520,000	538,200
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	615,000	638,831
7.25% 11/30/21 (b)	1,295,000	1,372,700
		3,857,669
Metals/Mining - 2.7%
Constellium NV 5.875% 2/15/26 (b)	375,000	388,631
Eldorado Gold Corp. 6.125% 12/15/20 (b)	440,000	430,232
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	485,000	503,188
7.25% 5/15/22 (b)	245,000	254,188
7.25% 4/1/23 (b)	1,115,000	1,179,113
7.5% 4/1/25 (b)	4,150,000	4,414,563
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	625,000	635,150
5.125% 5/15/24 (b)	770,000	789,250
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,080,000	2,051,400
3.875% 3/15/23	2,335,000	2,308,381
4.55% 11/14/24	4,870,000	4,857,825
5.4% 11/14/34	1,540,000	1,497,650
6.75% 2/1/22	805,000	835,188
6.875% 2/15/23	770,000	840,301
Novelis Corp. 5.875% 9/30/26 (b)	775,000	803,094
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	1,305,000	1,375,144
Teck Resources Ltd. 8.5% 6/1/24 (b)	715,000	811,525
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)(e)	770,000	0
		23,974,823
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	335,000	352,588
Louisiana-Pacific Corp. 4.875% 9/15/24	385,000	401,363
NewPage Corp. 11.375% 12/31/2114 (d)(e)	4,077,567	0
		753,951
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (b)	240,000	247,800
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)	1,065,000	1,066,598
5% 10/15/25 (b)	1,070,000	1,096,081
Golden Nugget, Inc. 6.75% 10/15/24 (b)	1,605,000	1,639,106
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	1,135,000	1,188,913
		4,990,698
Services - 2.9%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	1,225,000	888,125
APX Group, Inc.:
6.375% 12/1/19	557,000	564,659
7.625% 9/1/23	1,300,000	1,374,750
7.875% 12/1/22	2,310,000	2,471,700
8.75% 12/1/20	780,000	796,341
Aramark Services, Inc.:
4.75% 6/1/26	770,000	797,913
5% 4/1/25 (b)	1,040,000	1,106,300
5.125% 1/15/24	530,000	559,150
Avantor, Inc.:
6% 10/1/24 (b)	3,235,000	3,237,022
9% 10/1/25 (b)	2,890,000	2,839,425
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	1,750,000	1,894,375
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	535,000	567,261
Corrections Corp. of America 5% 10/15/22	1,107,000	1,156,815
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)	750,000	785,625
Hertz Corp. 6.25% 10/15/22	675,000	644,625
IHS Markit Ltd.:
4% 3/1/26 (b)	400,000	403,000
4.75% 2/15/25 (b)	955,000	1,011,632
5% 11/1/22 (b)	200,000	213,000
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	810,000	838,350
Prime Security One MS, Inc. 4.875% 7/15/32 (b)	715,000	678,206
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	285,000	297,825
The GEO Group, Inc. 6% 4/15/26	345,000	357,938
United Rentals North America, Inc.:
5.5% 5/15/27	430,000	455,800
5.875% 9/15/26	1,270,000	1,366,838
		25,306,675
Steel - 0.4%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	715,000	759,688
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)	2,810,000	2,731,320
		3,491,008
Super Retail - 0.4%
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,172,813
DBP Holding Corp. 7.75% 10/15/20 (b)	370,000	196,100
Netflix, Inc. 4.375% 11/15/26	430,000	421,938
PetSmart, Inc.:
5.875% 6/1/25 (b)	535,000	460,100
8.875% 6/1/25 (b)	535,000	402,588
Sonic Automotive, Inc. 6.125% 3/15/27	635,000	636,588
		3,290,127
Technology - 1.9%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	539,550
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	1,540,000	1,661,004
5.875% 6/15/21 (b)	1,435,000	1,492,407
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	4,475,000	4,799,438
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	625,000	650,000
Micron Technology, Inc. 5.25% 1/15/24 (b)	2,455,000	2,559,338
Nuance Communications, Inc. 5.625% 12/15/26 (b)	2,070,000	2,168,325
Open Text Corp. 5.875% 6/1/26 (b)	770,000	835,450
Qorvo, Inc. 6.75% 12/1/23	445,000	480,823
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	705,000	731,438
TTM Technologies, Inc. 5.625% 10/1/25 (b)	305,000	313,006
VeriSign, Inc. 4.625% 5/1/23	695,000	714,981
		16,945,760
Telecommunications - 7.1%
Altice Financing SA:
6.5% 1/15/22 (b)	1,290,000	1,331,925
6.625% 2/15/23 (b)	2,965,000	3,039,125
7.5% 5/15/26 (b)	2,865,000	2,993,925
Altice Finco SA:
7.625% 2/15/25 (b)	1,955,000	1,959,888
8.125% 1/15/24 (b)	2,415,000	2,463,300
Cincinnati Bell, Inc. 7% 7/15/24 (b)	615,000	596,550
CommScope Technologies Finance LLC 6% 6/15/25 (b)	405,000	433,350
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)	360,000	374,400
5% 3/15/24 (b)	250,000	260,000
5.375% 3/15/27 (b)	290,000	303,775
Frontier Communications Corp. 11% 9/15/25	3,830,000	2,939,525
GCI, Inc. 6.875% 4/15/25	1,835,000	1,968,038
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)	770,000	873,950
Inmarsat Finance PLC 4.875% 5/15/22 (b)	395,000	401,419
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,305,000	1,887,219
7.5% 4/1/21	295,000	274,719
8% 2/15/24 (b)	1,085,000	1,147,388
Level 3 Financing, Inc.:
5.125% 5/1/23	1,010,000	1,010,000
5.375% 1/15/24	925,000	927,313
5.375% 5/1/25	335,000	335,938
5.625% 2/1/23	830,000	839,338
Neptune Finco Corp.:
6.625% 10/15/25 (b)	3,340,000	3,598,850
10.125% 1/15/23 (b)	760,000	857,850
10.875% 10/15/25 (b)	369,000	436,112
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,750,000	1,872,500
SFR Group SA:
6% 5/15/22 (b)	1,185,000	1,194,634
6.25% 5/15/24 (b)	695,000	682,838
7.375% 5/1/26 (b)	1,440,000	1,450,627
Sprint Capital Corp. 6.875% 11/15/28	1,685,000	1,729,231
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,348,350
Sprint Corp.:
7.125% 6/15/24	3,395,000	3,532,939
7.25% 9/15/21	2,340,000	2,492,100
7.875% 9/15/23	2,615,000	2,817,663
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,206,551
6% 4/15/24	1,840,000	1,959,600
6.125% 1/15/22	1,155,000	1,195,425
6.5% 1/15/26	630,000	689,063
6.625% 4/1/23	3,625,000	3,792,656
Telecom Italia Capital SA 6.375% 11/15/33	770,000	889,350
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	735,000	821,363
ViaSat, Inc. 5.625% 9/15/25 (b)	1,070,000	1,082,038
Wind Tre SpA 5% 1/20/26 (b)	1,755,000	1,681,115
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	1,270,000	1,308,100
		63,000,040
Transportation Ex Air/Rail - 1.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,620,000	2,220,450
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	7,865,000	6,193,688
11.25% 8/15/22 (b)	1,600,000	1,546,000
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	210,000	203,700
Teekay Corp. 8.5% 1/15/20	5,115,000	5,140,575
		15,304,413
Utilities - 4.4%
Calpine Corp. 5.75% 1/15/25	3,645,000	3,508,313
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	1,540,000	1,672,825
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,920,000	2,126,400
Dynegy, Inc.:
7.375% 11/1/22	300,000	320,625
7.625% 11/1/24	8,420,000	9,167,275
8% 1/15/25 (b)	1,495,000	1,644,500
8.125% 1/30/26 (b)	765,000	851,063
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,130,000	1,152,600
7% 6/15/23	3,060,000	3,136,500
InterGen NV 7% 6/30/23 (b)	8,125,000	7,860,938
NRG Energy, Inc. 5.75% 1/15/28 (b)	1,010,000	1,027,675
NRG Yield Operating LLC 5% 9/15/26	485,000	493,488
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	798,110	873,930
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	440,000	465,300
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	223,000	229,690
Talen Energy Supply LLC:
6.5% 6/1/25	810,000	686,475
10.5% 1/15/26 (b)(g)	1,705,000	1,715,656
The AES Corp.:
5.125% 9/1/27	535,000	552,388
6% 5/15/26	1,515,000	1,643,775
		39,129,416

TOTAL NONCONVERTIBLE BONDS		706,250,496

TOTAL CORPORATE BONDS
(Cost $700,259,746)		710,758,487
	Shares	Value

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (e)(h)	13,838	495,677
Chassix Holdings, Inc. warrants 7/29/20 (e)(h)	3,722	42,356

TOTAL AUTOMOTIVE & AUTO PARTS		538,033

Banks & Thrifts - 0.0%
CIT Group, Inc.	1,105	55,073
Environmental - 0.0%
Tervita Corp. Class A (e)	10,214	72,836
TOTAL COMMON STOCKS
(Cost $1,707,565)		665,942

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.4%
Energy - 0.3%
Chesapeake Energy Corp. Series A 5.75%	5,300	2,984,563
Telecommunications - 0.1%
Crown Castle International Corp. Series A 6.875%	880	1,001,000

TOTAL CONVERTIBLE PREFERRED STOCKS		3,985,563

Nonconvertible Preferred Stocks - 0.5%
Environmental - 0.5%
Tervita Corp. Series A (e)	559,673	3,991,002
TOTAL PREFERRED STOCKS
(Cost $7,644,180)		7,976,565
	Principal Amount	Value

Bank Loan Obligations - 5.9%
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (f)(i)	670,000	674,188
Building Materials - 0.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 1/2/25 (f)(i)	1,200,000	1,202,256
Cable/Satellite TV - 0.4%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5998% 7/28/25 (c)(f)	1,090,000	1,081,367
Charter Communication Operating LLC term loan:
3 month U.S. LIBOR + 2.000% 3.35% 7/1/20 (c)(f)	830,449	833,331
3 month U.S. LIBOR + 2.000% 3.35% 1/3/21 (c)(f)	1,179,866	1,183,264
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5327% 8/19/23 (c)(f)	545,000	539,664

TOTAL CABLE/SATELLITE TV		3,637,626

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (c)(f)	107,326	108,176
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (c)(f)	247,674	249,636
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 8/8/24 (c)(f)	80,000	80,500

TOTAL CHEMICALS		438,312

Containers - 0.1%
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.02% 10/14/24 (c)(f)	50,000	50,238
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 2/5/23 (c)(f)	1,168,222	1,173,421

TOTAL CONTAINERS		1,223,659

Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (c)(f)	220,000	221,993
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.3129% 3/16/24 (c)(f)	721,875	724,279
Energy - 0.9%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6577% 12/31/21 (c)(f)	825,000	891,000
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.016% 11/17/22 (c)(f)	2,375,000	2,334,649
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.835% 7/29/21 (c)(f)	1,475,000	1,451,400
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0998% 4/16/21 (c)(f)	3,035,000	2,959,125

TOTAL ENERGY		7,636,174

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (c)(f)	705,000	708,969
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 9/28/24 (c)(f)	90,000	90,530

TOTAL ENVIRONMENTAL		799,499

Food & Drug Retail - 0.1%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7635% 10/30/22 (c)(f)	1,090,000	1,066,565
Gaming - 0.7%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (c)(f)	1,777,627	1,777,254
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 9/28/24 (f)(i)	2,735,000	2,748,675
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8498% 4/18/24 (c)(f)	1,446,375	1,452,349
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.598% 10/4/23 (c)(f)	573,551	577,692

TOTAL GAMING		6,555,970

Healthcare - 1.2%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (c)(f)	743,212	711,113
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 4/9/21 (c)(f)	1,172,280	1,174,484
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 6/30/21 (c)(f)	6,715,189	6,727,814
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 6/23/24 (c)(f)	1,310,000	1,308,363
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (c)(f)	384,023	373,750

TOTAL HEALTHCARE		10,295,524

Insurance - 0.0%
Asurion LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.3498% 8/4/25 (c)(f)	255,000	261,439
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (c)(f)	1,257,765	1,255,413
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/15/22 (c)(f)	35,000	35,116
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5931% 2/17/24 (c)(f)	832,153	831,637
Services - 0.5%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (c)(f)	448,875	448,282
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2872% 9/20/24 (c)(f)	2,085,000	2,085,646
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8498% 4/26/24 (c)(f)	1,507,425	1,517,314

TOTAL SERVICES		4,051,242

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3328% 8/23/23 (c)(f)	1,425,000	1,435,688
Technology - 0.4%
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5629% 4/26/24 (c)(f)	507,612	507,521
Information Resources, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6174% 1/18/24 (c)(f)	184,075	185,148
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9024% 11/1/23 (c)(f)	1,736,897	1,744,765
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3847% 11/3/23 (c)(f)	765,000	763,768
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 1/27/23 (c)(f)	534,600	534,466

TOTAL TECHNOLOGY		3,735,668

Telecommunications - 0.5%
Frontier Communications Corp. term loan 3 month U.S. LIBOR + 3.750% 6/1/24 (f)(i)	220,000	209,275
Radiate Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2/1/24 (f)(i)	1,090,000	1,081,149
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 2/1/24 (c)(f)	2,079,550	2,062,664
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.875% 2/3/24 (c)(f)	611,925	611,772

TOTAL TELECOMMUNICATIONS		3,964,860

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.85% 6/22/22 (c)(f)	685,688	685,688
Utilities - 0.1%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3498% 11/30/23 (c)(f)	887,543	891,244
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0326% 12/14/23 (c)(f)	357,300	359,354

TOTAL UTILITIES		1,250,598

TOTAL BANK LOAN OBLIGATIONS
(Cost $51,498,961)		51,983,394

Preferred Securities - 3.7%
Banks & Thrifts - 3.4%
Bank of America Corp.:
6.1% (c)(j)	1,200,000	1,345,666
6.25% (c)(j)	1,320,000	1,481,727
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,835,152
Barclays PLC:
6.625% (c)(j)	5,420,000	5,651,783
8.25% (c)(j)	1,460,000	1,564,407
BNP Paribas SA 6.75% (b)(c)(j)	1,555,000	1,707,847
Citigroup, Inc.:
5.875% (c)(j)	1,530,000	1,618,815
6.3% (c)(j)	910,000	986,700
Credit Agricole SA:
6.625% (b)(c)(j)	1,410,000	1,485,111
7.875% (b)(c)(j)	1,995,000	2,292,171
Credit Suisse Group AG:
6.25% (b)(c)(j)	560,000	623,808
7.5% (b)(c)(j)	855,000	1,010,286
JPMorgan Chase & Co. 6.125% (c)(j)	470,000	523,183
Lloyds Banking Group PLC 7.5% (c)(j)	1,960,000	2,245,950
Royal Bank of Scotland Group PLC:
7.5% (c)(j)	2,355,000	2,525,796
8% (c)(j)	590,000	679,212
8.625% (c)(j)	1,610,000	1,838,927

TOTAL BANKS & THRIFTS		30,416,541

Energy - 0.3%
DCP Midstream Partners LP 7.375% (c)(j)	1,635,000	1,626,386
Summit Midstream Partners LP 9.5% (c)(j)	1,065,000	1,080,415

TOTAL ENERGY		2,706,801

TOTAL PREFERRED SECURITIES
(Cost $30,516,614)		33,123,342
	Shares	Value

Money Market Funds - 10.5%
Fidelity Cash Central Fund, 1.13% (k)
(Cost $93,305,285)	93,294,604	93,313,263
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $884,932,351)		897,820,993
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,755,891)
NET ASSETS - 100%		$888,065,102

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $383,796,205 or 43.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$207,165
Total	$207,165

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$538,033	$--	$--	$538,033
Energy	2,984,563	--	2,984,563	--
Financials	55,073	55,073	--	--
Industrials	4,063,838	--	--	4,063,838
Real Estate	1,001,000	--	1,001,000	--
Corporate Bonds	710,758,487	--	710,758,487	--
Bank Loan Obligations	51,983,394	--	51,983,394	--
Preferred Securities	33,123,342	--	33,123,342	--
Money Market Funds	93,313,263	93,313,263	--	--
Total Investments in Securities:	$897,820,993	$93,368,336	$799,850,786	$4,601,871

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018